OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid taxes - net of current portion (Note 28a)	Rp 2,149		Rp 967
Prepaid frequency license fees - net of current portion (Note 33c.i)	1,594		1,987
Prepaid expenses	1,056		984
Claims for tax refund - net of current portion (Note 28b)	669		639
Security deposits	234		159
Advances	205		368
Others (each below Rp100 billion)	301		329
Total	Rp 6,208	$ 387	Rp 5,433